Revenue (Details Narrative) € in Thousands, $ in Thousands			3 Months Ended		9 Months Ended
	May 23, 2023 USD ($)	May 23, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 EUR (€)
IfrsStatementLineItems [Line Items]
Revenue			$ 3	$ 1,860	$ 4,377	$ 3,155
Novo Nordisk Health Care AG [member]
IfrsStatementLineItems [Line Items]
Detect trial costs	$ 10,100	€ 9,400
Unsatisfied performance obligations [member]
IfrsStatementLineItems [Line Items]
Performance obligations							$ 1,658	€ 1,540
Indication performance obligation [member]
IfrsStatementLineItems [Line Items]
Performance obligations							1,233	1,145
Pediatric indication performance [member]
IfrsStatementLineItems [Line Items]
Performance obligations							$ 425	€ 395
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue				1,807	4,295	2,922
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 3	$ 53	$ 82	$ 233